                   SUPPLEMENT DATED NOVEMBER 20, 2007 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS

                            DATED NOVEMBER 30, 2006
                          VAN KAMPEN SENIOR LOAN FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON APRIL 16, 2007

                            DATED DECEMBER 29, 2006
                       VAN KAMPEN STRATEGIC GROWTH FUND,
                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 2007
                        VAN KAMPEN CORPORATE BOND FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 28, 2007
                          VAN KAMPEN HIGH YIELD FUND,
                   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 2007

                           VAN KAMPEN EQUITY TRUST II
                        ON BEHALF OF EACH OF ITS SERIES,
                      VAN KAMPEN AMERICAN FRANCHISE FUND,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 2, 2007
                     VAN KAMPEN EQUITY PREMIUM INCOME FUND
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
                      VAN KAMPEN INTERNATIONAL GROWTH FUND
                           VAN KAMPEN TECHNOLOGY FUND

                             DATED JANUARY 22, 2007
                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN CORE PLUS FIXED INCOME FUND

                             DATED JANUARY 31, 2007
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                           VAN KAMPEN TAX FREE TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                  VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND,
       AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2007 AND AUGUST 24, 2007

                              DATED MARCH 30, 2007
                       VAN KAMPEN GROWTH AND INCOME FUND
                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN HIGH YIELD MUNICIPAL FUND,
  AS PREVIOUSLY SUPPLEMENTED ON MARCH 30, 2007, AUGUST 24, 2007 AND OCTOBER 3,
                                      2007

                              DATED APRIL 30, 2007
                           VAN KAMPEN COMSTOCK FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON JULY 17, 2007
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                    VAN KAMPEN REAL ESTATE SECURITIES FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON APRIL 30, 2007
                       VAN KAMPEN EQUITY AND INCOME FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON JULY 23, 2007
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND

                              DATED JULY 31, 2007
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND,
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
             EACH AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 2007
                 VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
                   VAN KAMPEN ASSET ALLOCATION MODERATE FUND
                    VAN KAMPEN ASSET ALLOCATION GROWTH FUND
                  VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND
                            VAN KAMPEN LEADERS FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND
                            VAN KAMPEN UTILITY FUND

                             DATED AUGUST 15, 2007
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                          VAN KAMPEN CORE EQUITY FUND

                             DATED OCTOBER 31, 2007
                              VAN KAMPEN PACE FUND

                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                       VAN KAMPEN GLOBAL FRANCHISE FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 31, 2007
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND

     The first paragraph of the sub-section entitled "PURCHASE OF SHARES -- CLASS A SHARES PURCHASE PROGRAMS -- UNIT INVESTMENT TRUST REINVESTMENT PROGRAM"is hereby deleted and replaced with the following:

     UNIT INVESTMENT TRUST REINVESTMENT PROGRAM. The Fund permits unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value without a sales charge. Effective December 3, 2007, this program is no longer available for new enrollments. The Fund reserves the right to modify or terminate this program at any time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                              MULTIFNDSPT1 11/07